OTHER EXPENSES, NET - Summary of Components of Other Expenses, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Expenses [Line Items]
Stock-based compensation		$ 0		$ 0
Transaction Fees	$ (1,803,000)		$ (3,499,000)
Other, net	(240,000)	(23,000)	(245,000)	(95,000)
Interest income			48,000
Total Other expense, net	(4,382,000)	$ (23,000)	(6,035,000)	$ (95,000)	$ (477,000)	$ (1,229,000)
Hicks Holdings Operating LLC
Schedule Of Other Expenses [Line Items]
Stock-based compensation	$ (2,339,000)		$ (2,339,000)